Trade Receivables and Trade Payables - Schedule of Trade Receivables Non-Current and Current (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non-Current
Project retention receivables	RM 2,195,683	$ 521,230	RM 2,478,739	$ 553,846	RM 2,665,887
Current
Trade receivables	19,435,129	4,613,680	16,195,071	3,618,606	12,156,133
Project retention receivables	3,363,472	798,450	1,168,425	261,071	698,429
Accrued liquidated ascertained damages to sub-contractors	831,374	197,359	2,011,284	449,399	408,980
Less: Provision for expected credit loss	(853,500)	(202,611)	(580,425)	(129,689)	(27,549)
Total current trade receivables	22,776,475	5,406,878	18,794,355	4,199,387	13,235,993
Total trade receivables	24,972,158	5,928,108	21,273,094	4,753,233	15,901,880
Increase in provision for expected credit loss	(273,075)	(72,922)	552,876	123,534
Increase in total trade receivables	RM 3,699,064	$ 878,116	RM 5,371,214	$ 1,200,137	RM 11,922,137